Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of loss (income) before income taxes

The components of the Company's loss (income) before income taxes are as follows:

	December 31, 2024	December 31, 2023
UK	$171,670,156	$29,427,631
US	696,137	994,933
Spain	262,064	298,927
India	(88,448)	(92,982)
Taiwan	61,948	44,181
Total	$172,601,857	$30,672,690

Current and Deferred Income Tax Expense	Current and deferred income tax expense consist of:

	December 31, 2024	December 31, 2023

India	$44,933	$63,408
Total	$44,933	$63,408
Current	44,933	63,408
Total	$44,933	$63,408

Reconciliation of the federal income tax rate to the company's effective tax rate

Income tax benefit attributable to our loss before income taxes differs from the amounts computed using the applicable income tax rate as a result of the following factors:

	December 31, 2024	December 31, 2023
Loss before income taxes	$(172,601,857)	$(30,672,690)
Income tax benefit at statutory tax rates (a)	43,150,464	7,208,082
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(329,399)	(88,195)
International rate differences (b)	(23,423)	(9,845)
Non-deductible expenses	(29,893,933)	(2,050,426)
Change in valuation allowance	(12,858,776)	(4,996,208)
Income tax expense	$44,933	$63,408

a.
The statutory or “expected” tax rates are the U.K. rates of 25% for 2024 and 23.5% for 2023. The 2023 statutory rate represents that blended rate in effect for the year ended December 31, 2023 based on the 19.0% statutory rate that was in effect for the first quarter of 2023 and the 25.0% statutory rate that was in effect for the remainder of 2023.
b.
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2024:

	Tax loss carryforward	Expiration date
UK (1)	$41,980,917	(1)
US	6,238,596	Indefinite
Spain	1,106,475	Indefinite
India	—	N/A
Taiwan	2,421,606	10 years

Changes in our unrecognized tax benefits

The changes in our unrecognized tax benefits for the indicated periods are summarized below:

	2024	2023
Balance at January 1	$33,754,069	$24,388,433
Effect of rate changes:
Additions based on tax positions related to current year	10,719,324	6,882,336
Return to provision (based on tax return)	16,505,726	—
Tax losses lost on demerger	(47,942,752)	—
Foreign currency translation	588,135	2,483,300
Balance at December 31	$13,624,502	$33,754,069

Significant portions of our deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss and other carryforwards	$13,624,502	$33,754,069
PP&E	—	—
Derivative liabilities	644,969	—
Short-term debt to related party	—	1,556,454
Share-based payment liability	350,000	327,757
Convertible debt	7,382,329	8,110,222
Deferred tax assets	22,001,800	43,748,501
Deferred tax liabilities:
Derivative asset	(646,895)	—
Intangible assets	(485,477)	—
Deferred tax liabilities	(1,132,372)	—
Net Deferred tax asset	20,869,428	—
Valuation allowance	(20,869,428)	—
Net Deferred tax asset, net of valuation allowance	$—	$—